Finance income and costs (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Net foreign exchange gains on translation of financial assets and liabilities	€ 2,700,000	€ 0	€ 3,600,000	€ 0
Total finance income	2,700,000	0	3,600,000	0
Interest expense (a)	(14,400,000)	(14,200,000)	(28,700,000)	(27,600,000)
Net impairment loss on short term investments	0	0	0	12,400,000
Net foreign exchange losses arising on translation of financial assets and liabilities	0	(500,000)	0	(12,100,000)
Net pension interest costs	(700,000)	(400,000)	(1,400,000)	(800,000)
Amortization of borrowing costs	(500,000)	(500,000)	(1,000,000.0)	(1,000,000.0)
Net fair value losses on derivatives held at fair value through profit or loss	(3,200,000)	(1,600,000)	(3,200,000)	(3,600,000)
Financing costs incurred on new or amended debt (b)	0	(17,900,000)	0	(17,900,000)
Total finance costs	(18,800,000)	(35,100,000)	(34,300,000)	(75,400,000)
Net financing costs	€ (16,100,000)	€ (35,100,000)	€ (30,700,000)	(75,400,000)
Gains (Losses) on Restructuring of previous debt				€ (10,000,000)